Other Operating Income And Expenses - Other Income and Expense (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (709)	€ (693)	€ (1,415)
Other operating income	409	281	696
Other operating income/(expenses), net related to Regeneron Alliance	(555)	(446)	(926)
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(586)	(482)	(1,001)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	37	44	89
Other (mainly Zaltrap®)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(6)	(8)	(14)
Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance | Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(521)	(341)	(727)
Additional share of profit paid by Regeneron towards development costs | Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	51	35	75
Reimbursement to Regeneron of selling expenses incurred | Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(116)	(176)	(349)
Other operating income (expense) | Other related parties
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	100	92
Regeneron | Reimbursement to Regeneron of selling expenses incurred | Other related parties
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(643)	(525)
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	€ 88	€ 79	€ 164